Note 10 - Share-based Payments - Options Outstanding (Details)	3 Months Ended	9 Months Ended
	Dec. 31, 2017 CAD ($) shares	Sep. 30, 2018 CAD ($) shares	Sep. 30, 2017 CAD ($) shares
Statement Line Items [Line Items]
Balance, number of options	3,079,500	3,999,000	2,045,835
Granted, weighted average exercise price	$ 0.20		$ 0.39
Expired, weighted average remaining contract life (in shares) | shares
Balance, number of options	3,999,000	3,886,000	3,079,500
Forfeited, number of options	(9,750)	113,000
Balance, weighted average exercise price	$ 0.21	$ 0.21	$ 0.20
Forfeited, weighted average remaining contract life (in shares) | shares
Options exercisable, weighted average exercise price	$ 0.21	$ 0.21	$ 0.19
Options exercisable, number of options	2,577,000	3,549,125	1,451,570
Balance, weighted average exercise price	$ 0.20	$ 0.21	$ 0.18
Granted, weighted average remaining contract life (in shares) | shares
Expired, number of options	(1,110,750)		(938,335)
Forfeited, weighted average exercise price	$ 0.13	$ 0.23
Balance, weighted average remaining contract life	2.77	2.51
Forfeited, number of options	9,750	(113,000)
Balance, weighted average remaining contract life		2.77	0.86
Granted, number of options	2,040,000		1,972,000
Expired, weighted average exercise price	$ 0.18		$ 0.62